Consolidated Balance Sheets (Parenthenticals) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Statement Of Financial Position [Abstract]
Fair value securities held to maturity (in dollars)	$ 6,030		$ 6,588
Allowance for loan losses (in dollars)	$ 1,561	[1]	$ 1,261
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01
Preferred stock, shares authorized	25,000,000		25,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	50,000,000		50,000,000
Common stock, shares issued	1,940,661		1,934,853
Common stock, shares outstanding	1,940,661		1,934,853

[1]	All Loans are collectively evaluated for impairment.